LOSSES PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Basic Denominator:
Denominator used for losses per share	408,310,122	408,310,122	414,872,756	385,590,213
Losses per share—basic | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Diluted Numerator:
Net loss attributable to ordinary shareholders	¥ (317,099)	$ (48,737)	¥ (202,965)	¥ (323,897)
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	408,310,122	408,310,122	414,872,756	385,590,213
Denominator used for losses per share	408,310,122	408,310,122	414,872,756	385,590,213
Losses per share—diluted | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Losses per ADS:
Losses per ADS - basic | (per share)	(7.77)	(1.2)	(4.89)	(8.4)
Losses per ADS - diluted | (per share)	¥ (7.77)	$ (1.2)	¥ (4.89)	¥ (8.4)
Class B Ordinary shares [Member]
Basic Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	¥ (57,780)	$ (8,880)	¥ (36,908)	¥ (76,233)
Basic Denominator:
Denominator used for losses per share	74,400,299	74,400,299	75,442,810	90,753,548
Losses per share—basic | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Diluted Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	¥ (57,780)	$ (8,880)	¥ (36,908)	¥ (76,233)
Reallocation of net loss attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares
Net loss attributable to ordinary shareholders	¥ (57,780)	$ (8,880)	¥ (36,908)	¥ (76,233)
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	74,400,299	74,400,299	75,442,810	90,753,548
Conversion of Class B to Class A ordinary shares
Share options
Denominator used for losses per share	74,400,299	74,400,299	75,442,810	90,753,548
Losses per share—diluted | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Losses per ADS:
Denominator used for losses per ADS - basic
Denominator used for losses per ADS - diluted
Losses per ADS - basic | (per share)
Losses per ADS - diluted | (per share)
Class A Ordinary shares [Member]
Basic Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	¥ (259,319)	$ (39,857)	¥ (166,057)	¥ (247,664)
Basic Denominator:
Denominator used for losses per share	333,909,823	333,909,823	339,429,946	294,836,665
Losses per share—basic | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Diluted Numerator:
Allocation of net loss attributable to 500.com Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	¥ (259,319)	$ (39,857)	¥ (166,057)	¥ (247,664)
Reallocation of net loss attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(57,780)	(8,880)	(36,908)	(76,233)
Net loss attributable to ordinary shareholders	¥ (317,099)	$ (48,737)	¥ (202,965)	¥ (323,897)
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	333,909,823	333,909,823	339,429,946	294,836,665
Conversion of Class B to Class A ordinary shares	74,400,299	74,400,299	75,442,810	90,753,548
Share options				0
Denominator used for losses per share	408,310,122	408,310,122	414,872,756	385,590,213
Losses per share—diluted | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Losses per ADS:
Denominator used for losses per ADS - basic	33,390,982	33,390,982	33,942,995	29,483,667
Denominator used for losses per ADS - diluted	40,831,012	40,831,012	41,487,276	38,599,021
Losses per ADS - basic | (per share)	¥ (7.77)	$ (7.77)	¥ (4.89)	¥ (8.4)
Losses per ADS - diluted | (per share)	¥ (7.77)	$ (7.77)	¥ (4.89)	¥ (8.4)